Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans Which cover Approximately 96% of Total Pension Plan (Detail)	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.50%
Inflation	2.50%	2.50%
Rate of increase in salaries	2.80%	2.80%
Rate of increase for pensions in payment (where provided)	2.40%	2.40%
Rate of increase for pensions in deferment (where provided)	2.60%	2.60%
Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	4.20%
Rate of increase in salaries	3.00%	3.00%
Long-term medical cost inflation	5.30%	5.30%